COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Purchase commitment, future period (in months)	12 months	12 months
Purchase commitment	$ 44.8	$ 62.8	$ 74.8
Purchase commitment, expenses incurred		44.5	$ 0.3
Legal Merger Contingency Fee
Loss Contingencies [Line Items]
Contingency accrual, legal	$ 20.0	$ 20.0